Shareholders' Equity (Schedule Of Equity-Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total share-based compensation expense	$ 3,964	$ 3,560	$ 2,562
Cost of revenues [Member]
Total share-based compensation expense	482	587	289
Research and development, net [Member]
Total share-based compensation expense	828	405	236
Sales and marketing [Member]
Total share-based compensation expense	1,416	1,355	700
General and administrative [Member]
Total share-based compensation expense	$ 1,238	$ 1,213	$ 1,337